Boston Partners Global Equity Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Bermuda - 2.9%
Everest Group Ltd.	8,363	$2,903,550
Hiscox Ltd.	165,338	2,815,964
RenaissanceRe Holdings Ltd.	8,107	2,022,048
		7,741,562

Canada - 0.3%
Cenovus Energy, Inc.	59,221	780,206

Denmark - 1.0%
Danske Bank AS	72,346	2,772,278

Finland - 1.4%
Nordea Bank Abp	264,749	3,834,025

France - 14.5%
Airbus Group SE	12,553	2,308,800
Alten SA	10,013	830,970
BNP Paribas SA	23,535	2,061,061
Bureau Veritas SA	98,059	3,350,895
Capgemini SE	17,945	2,979,997
Cie de Saint-Gobain SA	40,234	4,529,693
Cie Generale des Etablissements Michelin SCA	70,198	2,685,701
Eiffage SA	25,173	3,462,433
Eurazeo SE	18,362	1,284,083
Ipsen SA	11,849	1,395,098
Rexel SA	133,287	3,743,838
Sanofi SA	16,537	1,637,837
SPIE SA	70,604	3,588,998
TotalEnergies SE	48,130	2,833,319
Vallourec SACA	118,303	2,002,856
		38,695,579

Germany - 5.4%
Commerzbank AG	72,298	2,202,122
Deutsche Telekom AG	94,705	3,586,322
Evonik Industries AG	60,820	1,318,119
Infineon Technologies AG	27,033	1,051,033
Rheinmetall AG	1,361	2,916,981
Siemens AG	13,137	3,159,748
		14,234,325

Greece - 0.5%
Hellenic Telecommunications Organization SA	72,016	1,388,729

Ireland - 3.5%
AIB Group PLC	434,201	3,425,720
Kerry Group PLC - Class A	29,204	3,192,417
Ryanair Holdings PLC - ADR	46,647	2,593,573
		9,211,710

Italy - 1.8%
Enel SpA	308,375	2,834,580
Italgas SpA	225,454	1,854,814
		4,689,394

Japan - 7.7%
Asahi Group Holdings Ltd.	139,400	1,837,295
Fuji Electric Co., Ltd.	41,400	1,828,715
Hitachi Ltd.	49,400	1,376,300
IHI Corp.	15,700	1,511,125
Kyocera Corp.	154,200	1,874,858
Mitsubishi Chemical Group Corp.	210,000	1,117,836
Mitsubishi UFJ Financial Group, Inc.	107,600	1,505,143
Renesas Electronics Corp.	150,800	1,831,530
Sugi Holdings Co., Ltd.	90,800	1,994,815
Sumitomo Mitsui Financial Group, Inc.	83,200	2,137,486
Tokyo Electron Ltd.	12,100	1,904,117
Toyo Suisan Kaisha Ltd.	23,400	1,552,467
		20,471,687

Netherlands - 3.2%
Heineken NV	33,044	2,947,933
ING Groep NV	164,226	3,488,507
Koninklijke Ahold NV	46,552	1,964,677
		8,401,117

Singapore - 0.6%
United Overseas Bank Ltd.	58,800	1,615,222

South Korea - 2.1%
KB Financial Group, Inc.	16,225	1,220,832
KT Corp.	58,849	2,152,056
Samsung Fire & Marine Insurance Co. Ltd.	7,445	2,178,858
		5,551,746

Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA	225,508	3,385,309
Bankinter SA	193,696	2,492,024
Grifols SA (a)	131,549	1,415,662
		7,292,995

Sweden - 0.6%
Loomis AB	40,195	1,554,953

Switzerland - 2.1%
Glencore PLC	492,889	1,875,409
Sandoz Group AG	71,723	3,648,818
		5,524,227

United Kingdom - 16.9%
AstraZeneca PLC	28,555	4,182,839
Barratt Redrow PLC	487,086	3,027,475
Beazley PLC	248,379	3,165,114
Coca-Cola Europacific Partners PLC	28,335	2,600,870
Hikma Pharmaceuticals PLC	69,874	2,016,937
IMI PLC	131,724	3,533,690
Informa PLC	261,841	2,776,321
Marks & Spencer Group PLC	331,735	1,674,512
NatWest Group PLC	651,862	4,628,762
Nomad Foods Ltd. (b)	121,709	2,129,907
Shell PLC	103,256	3,406,914
SSE PLC	72,879	1,734,956
Tesco PLC	1,002,298	5,244,638
Weir Group PLC	103,880	3,400,379
WH Smith PLC	97,043	1,369,253
		44,892,567

United States - 30.8%(c)
AbbVie, Inc.	8,326	1,549,552
Acuity, Inc.	6,351	1,650,561
Allstate Corp., (The)	4,354	913,774
Amentum Holdings, Inc. (a)	402	8,310
Amgen, Inc.	9,283	2,675,175
Applied Materials, Inc.	15,822	2,480,099
Bank of America Corp.	76,882	3,392,803
Cencora, Inc.	5,928	1,726,471
Charter Communications, Inc. - Class A (a)(b)	3,141	1,244,684
Chubb Ltd.	8,150	2,422,180
Cigna Group	3,876	1,227,297
Cisco Systems, Inc.	32,441	2,045,081
ConocoPhillips	13,650	1,165,028
CRH PLC	68,263	6,161,082
Diamondback Energy, Inc.	9,179	1,235,034
DuPont de Nemours, Inc. (b)	25,208	1,683,894
Elevance Health, Inc.	2,528	970,348
Fidelity National Information Services, Inc.	46,617	3,711,179
Fifth Third Bancorp	47,469	1,812,841
Flex Ltd. (a)	33,714	1,426,102
Freeport-McMoRan, Inc.	45,378	1,746,145
Gen Digital, Inc.	84,302	2,400,921
Goldman Sachs Group, Inc.	6,332	3,802,049
HCA Healthcare, Inc. (b)	4,878	1,860,420
Huntington Bancshares, Inc.	210,078	3,283,519
J M Smucker Co.	10,269	1,156,392
Jacobs Solutions, Inc.	6,612	835,096
Johnson & Johnson	9,683	1,502,898
JPMorgan Chase & Co.	13,212	3,487,968
KBR, Inc.	29,720	1,551,087
Leidos Holdings, Inc.	5,200	772,304
Lennar Corp. - Class A	6,516	691,217
Marathon Petroleum Corp.	15,288	2,457,393
Micron Technology, Inc. (b)	13,325	1,258,680
NetApp, Inc.	15,991	1,585,668
Schlumberger Ltd.	55,315	1,828,161
Solventum Corp. (a)	12,739	931,094
Sysco Corp.	18,592	1,357,216
TE Connectivity PLC	10,999	1,760,610
Tenet Healthcare Corp. (a)	11,446	1,931,741
Textron, Inc.	41,066	3,040,116
United Rentals, Inc.	2,439	1,727,739
US Foods Holding Corp. (a)	18,729	1,481,838
		81,951,767
TOTAL COMMON STOCKS (Cost $197,776,416)		260,604,089

SHORT-TERM INVESTMENTS - 2.3%		Value
Investments Purchased with Proceeds from Securities Lending - 2.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (d)	6,303,169	6,303,169
TOTAL SHORT-TERM INVESTMENTS (Cost $6,303,169)		6,303,169

TOTAL INVESTMENTS - 100.3% (Cost $204,079,585)		266,907,258
Liabilities in Excess of Other Assets - (0.3)%		(898,162)
TOTAL NET ASSETS - 100.0%		$266,009,096

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $6,134,696.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Boston Partners Global Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$88,820,839	$171,783,250	$–	$260,604,089
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	6,303,169
Total Investments	$88,820,839	$171,783,250	$–	$266,907,258

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $6,303,169 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.